Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Details) (USD $)	12 Months Ended
	Jan. 31, 2012		Jan. 31, 2011
Debt Instrument [Line Items]
Maturity Dates By Fiscal Year, Start Range	2013
Maturity Dates By Fiscal Year, End Range	2030
Total Unsecured Debt	$ 44,660,000,000		$ 43,543,000,000
Total Other Debt (in USD)	1,202,000,000	[1]	1,537,000,000	[1]
Total Debt	45,862,000,000		45,080,000,000
Less amounts due within one year	(1,975,000,000)		(4,655,000,000)
Derivative fair value adjustments	183,000,000		267,000,000
Long-term debt	44,070,000,000		40,692,000,000
Collateralized long-term debt	319,000,000
Aggregate carrying amount of debt collateralized by property	866,000,000,000
Denominated U.S. Dollar [Member]
Debt Instrument [Line Items]
Maturity Dates By Fiscal Year, Start Range	2013
Maturity Dates By Fiscal Year, End Range	2042
Maturity Dates by Fiscal Year	2013
Unsecured Debt, Fixed	32,945,000,000		29,945,000,000
Unsecured Debt, Variable	500,000,000		500,000,000
Total Unsecured Debt	33,445,000,000		30,445,000,000
Average Rate, Fixed	4.60%	[2]	4.70%	[2]
Average Rate, Variable	5.20%	[2]	5.00%	[2]
Denominated Euro [Member]
Debt Instrument [Line Items]
Maturity Dates By Fiscal Year, Start Range	2013
Maturity Dates By Fiscal Year, End Range	2039
Maturity Dates by Fiscal Year	2030
Unsecured Debt, Fixed	1,308,000,000		1,369,000,000
Total Unsecured Debt	1,308,000,000		1,369,000,000
Average Rate, Fixed	4.90%	[2]	4.90%	[2]
Denominated Sterling [Member]
Debt Instrument [Line Items]
Unsecured Debt, Fixed	6,301,000,000		6,402,000,000
Total Unsecured Debt	6,301,000,000		6,402,000,000
Average Rate, Fixed	5.30%	[2]	5.20%	[2]
Denominated Sterling - Fixed [Member]
Debt Instrument [Line Items]
Maturity Dates By Fiscal Year, Start Range	2014
Maturity Dates By Fiscal Year, End Range	2021
Unsecured Debt, Fixed	2,335,000,000		3,085,000,000
Average Rate, Fixed	1.40%	[2]	1.50%	[2]
Denominated Sterling - Variable [Member]
Debt Instrument [Line Items]
Maturity Dates By Fiscal Year, Start Range	2014
Maturity Dates By Fiscal Year, End Range	2016
Unsecured Debt, Variable	1,271,000,000		2,242,000,000
Average Rate, Variable	0.80%	[2]	1.10%	[2]
Denominated Yen - Fixed [Member]
Debt Instrument [Line Items]
Maturity Dates By Fiscal Year, Start Range	2013
Denominated Yen - Variable [Member]
Debt Instrument [Line Items]
Maturity Dates By Fiscal Year, Start Range	2013
Denominated Yen [Member]
Debt Instrument [Line Items]
Total Unsecured Debt	$ 3,606,000,000		$ 5,327,000,000

[1]	A portion of other debt includes secured debt in the amount of $319 million, which is collateralized by property with an aggregate carrying amount of approximately $866 million.
[2]	The average rate represents the weighted-average stated rate for each corresponding debt category, based on year-end balances and year-end local currency interest rates. Interest costs are also impacted by certain derivative financial instruments described in Note 9.